Commitments and Contingencies (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Other Commitments [Line Items]
Rent expense	$ 10	$ 200
Brisbane, California Lease [Member]
Other Commitments [Line Items]
Expiration date	Sep. 30, 2018
Burlingame, California Lease [Member]
Other Commitments [Line Items]
Expiration date	Mar. 31, 2020